As filed with the Securities and Exchange Commission on May 11, 2010	Registration No. 333-166553

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /

PRE-EFFECTIVE AMENDMENT NO.      2          / X /

POST-EFFECTIVE AMENDMENT NO. ___     / /

OPPENHEIMER MAIN STREET FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)

303-768-3200

(Registrant's Area Code and Telephone Number)

Robert G. Zack, Esq.
Executive Vice President & General Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, New York 10148
(212) 323-0250

(Name and Address of Agent for Service)

As soon as practicable after the Registration Statement becomes effective.

(Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C and Class N shares of Oppenheimer Main Street Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Parts A and B are incorporated herein by reference from the Registration Statement filed on May 5, 2010 and Part C is incorporated herein by reference from the Pre-Effective Amendment No. 1 to the Registration Statement filed on May 6, 2010 (File No. 333-166553).

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement day has been signed on behalf of the registrant, in the City of New York and State of New York, on the 11th of May, 2010.

     OPPENHEIMER MAIN STREET FUNDS, INC.

     By:     William F. Glavin, Jr.*

     William F. Glavin, Jr., President,

     Principal Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures     Title     Date

William L. Armstrong*          Chairman of the                                          May 11, 2010
William L. Armstrong          Board of Directors

William F. Glavin, Jr *          President, Principal Executive                       May 11, 2010
William F. Glavin, Jr          Officer and Director

Brian W. Wixted*          Treasurer, Principal                                            May 11, 2010
Brian W. Wixted          Financial & Accounting Officer

George C. Bowen*          Director                                                           May 11, 2010
George C. Bowen

Edward L. Cameron*          Director                                                        May 11, 2010
Edward L. Cameron

Jon S. Fossel*          Director                                                                   May 11, 2010
Jon S. Fossel

Sam Freedman*          Director                                                                May 11, 2010
Sam Freedman

Beverly L. Hamilton*          Director                                                         May 11, 2010
Beverly L. Hamilton

Robert J. Malone*          Director                                                             May 11, 2010

Robert J. Malone

F. William Marshall, Jr.*          Director                                                    May 11, 2010
F. William Marshall, Jr.

*By:     /s/ Mitchell J. Lindauer
     Mitchell J. Lindauer, Attorney-in-Fact